Risk Report - Credit Risk Management - IFRS 9 1 Forward-looking Information (Detail)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	[3],[4]
Year 1 (4 quarter avg) [Member]
GDP [Abstract]
GDP - Developing Asia		4.53%	[1],[2]	4.94%
GDP - Emerging Markets		4.11%	[1],[2]	4.08%
GDP - Eurozone		1.04%	[1],[2]	0.13%
GDP - Germany		0.38%	[1],[2]	0.12%
GDP - Italy		0.74%	[1],[2]	0.33%
GDP - USA		2.23%	[1],[2]	1.75%
Unemployment [Abstract]
Unemployment - Eurozone		6.46%	[1],[2]	6.67%
Unemployment - Germany		3.46%	[1],[2]	3.12%
Unemployment - Italy		6.50%	[1],[2]	7.75%
Unemployment - Japan		2.48%	[1],[2]	2.58%
Unemployment - Spain		11.12%	[1],[2]	11.96%
Unemployment - USA		4.29%	[1],[2]	4.19%
Real Estate Prices [Abstract]
Real Estate Prices - US CRE Index		312.27	[1],[2]	353.41
Real Estate Prices - CRE Index Eurozone	[1],[2]	107.75
Real Estate Prices- House Price Index USA	[1],[2]	325.05
Real Estate Prices- House Price Index Germany	[1],[2]	152.78
Real Estate Prices- House Price Index Italy	[1],[2]	103.82
Real Estate Prices- House Price Index Spain	[1],[2]	1,959.68
Equity [Abstract]
Equity - S&P 500		6,109	[1],[2]	4,514
Equity - Eurostoxx 50	[1],[2]	4,965
Equity - DAX 40	[1],[2]	20,131
Equity - MSCI EAFE	[1],[2]	1,069
Equity - MSCI Asia		1,602	[1],[2]	1,293
Equity - Nikkei		38,972	[1],[2]	33,188
Credit [Abstract]
Credit - CDX Emerging Markets		177.90	[1],[2]	195.16
Credit - CDX High Yield		332.33	[1],[2]	451.57
Credit - CDX IG		56.50	[1],[2]	70.04
Credit High Yield Index		312.32	[1],[2]	404.65
Credit - ITX Europe 125		62.15	[1],[2]	73.09
Commodity [Abstract]
Commodity - Gold		2,588.02	[1],[2]	1,957.34
Commodity - WTI		70.46	[1],[2]	82.52
Year 2 (4 quarter avg) [Member]
GDP [Abstract]
GDP - Developing Asia		4.26%	[1],[2]	4.37%
GDP - Emerging Markets		3.81%	[1],[2]	4.01%
GDP - Eurozone		1.19%	[1],[2]	1.08%
GDP - Germany		1.14%	[1],[2]	1.30%
GDP - Italy		1.02%	[1],[2]	1.03%
GDP - USA		2.04%	[1],[2]	1.31%
Unemployment [Abstract]
Unemployment - Eurozone		6.42%	[1],[2]	6.64%
Unemployment - Germany		3.40%	[1],[2]	3.13%
Unemployment - Italy		6.76%	[1],[2]	7.68%
Unemployment - Japan		2.40%	[1],[2]	2.42%
Unemployment - Spain		10.93%	[1],[2]	11.67%
Unemployment - USA		4.20%	[1],[2]	4.40%
Real Estate Prices [Abstract]
Real Estate Prices - US CRE Index		316.81	[1],[2]	347.99
Real Estate Prices - CRE Index Eurozone	[1],[2]	108.39
Real Estate Prices- House Price Index USA	[1],[2]	333.47
Real Estate Prices- House Price Index Germany	[1],[2]	158.19
Real Estate Prices- House Price Index Italy	[1],[2]	104.92
Real Estate Prices- House Price Index Spain	[1],[2]	2,000.70
Equity [Abstract]
Equity - S&P 500		6,436	[1],[2]	4,621
Equity - Eurostoxx 50	[1],[2]	5,162
Equity - DAX 40	[1],[2]	20,968
Equity - MSCI EAFE	[1],[2]	1,112
Equity - MSCI Asia		1,630	[1],[2]	1,297
Equity - Nikkei		39,582	[1],[2]	34,051
Credit [Abstract]
Credit - CDX Emerging Markets		202.59	[1],[2]	192.83
Credit - CDX High Yield		374.29	[1],[2]	466.40
Credit - CDX IG		64.29	[1],[2]	72.12
Credit High Yield Index		358.66	[1],[2]	418.52
Credit - ITX Europe 125		68.66	[1],[2]	72.21
Commodity [Abstract]
Commodity - Gold		2,612.91	[1],[2]	1,958.16
Commodity - WTI		65.85	[1],[2]	83.56

[1]	MEV as of December 5, 2024, which barely changed until December 31, 2024
[2]	Year 1 equals fourth quarter of 2024 to third quarter of 2025, Year 2 equals fourth quarter of 2025 to third quarter of 2026
[3]	MEV as of December 6, 2023, which barely changed until December 29, 2023
[4]	Year 1 equals fourth quarter of 2023 to third quarter of 2024, Year 2 equals fourth quarter of 2024 to third quarter of 2025